Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	July 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
332,969	Communication Services Select Sector SPDR Fund ETF	$28,565,411
245,268	Consumer Discretionary Select Sector SPDR Fund ETF	45,985,297
265,438	Consumer Staples Select Sector SPDR Fund ETF	20,664,348
191,255	Energy Select Sector SPDR Fund ETF	17,826,879
1,373,722	Financial Select Sector SPDR Fund ETF	60,086,600
449,786	Health Care Select Sector SPDR Fund ETF	67,301,479
246,495	Industrial Select Sector SPDR Fund ETF	31,516,851
118,708	Invesco S&P 500 Equal Weight ETF	20,370,293
273,789	iShares Core S&P 500 ETF	151,492,929
23,240	Materials Select Sector SPDR Fund ETF	2,141,334
68,484	Real Estate Select Sector SPDR Fund ETF	2,820,856
181,114	Roundhill Magnificent Seven ETF	8,141,074
599,755	Technology Select Sector SPDR Fund ETF	131,226,394
87,559	Utilities Select Sector SPDR Fund ETF	6,373,420
Total Exchange-Traded Funds (Cost $540,821,050)		$594,513,165
Total Investments — 99.8%
(Cost $540,821,050)		$594,513,165
Other Assets less Liabilities — 0.2%		1,463,028
Net Assets — 100.0%		$595,976,193

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	July 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.8%
2,790	iShares 3-7 Year Treasury Bond ETF	$328,299
299,844	SPDR Portfolio Corporate Bond ETF	8,773,436
1,857	SPDR Portfolio High Yield Bond ETF	43,807
269,842	SPDR Portfolio Intermediate Term Treasury ETF	7,712,084
133,412	SPDR Portfolio Long Term Treasury ETF	3,750,211
481,186	SPDR Portfolio Mortgage Backed Bond ETF	10,614,964
195,913	SPDR Portfolio Short Term Treasury ETF	5,703,027
48,059	Vanguard Total International Bond ETF	2,384,207
Total Exchange-Traded Funds (Cost $38,399,647)		$39,310,035
Total Investments — 98.8%
(Cost $38,399,647)		$39,310,035
Other Assets less Liabilities — 1.2%		457,345
Net Assets — 100.0%		$39,767,380

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	July 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.5%
53,437	Franklin FTSE India ETF	$2,201,070
190,062	Franklin FTSE Japan ETF	5,705,661
62,871	iShares MSCI Australia ETF	1,573,032
87,632	iShares MSCI Canada ETF	3,410,637
132,736	iShares MSCI China ETF	5,511,199
79,850	iShares MSCI France ETF	3,075,024
28,047	iShares MSCI Germany ETF	872,542
64,155	iShares MSCI Peru and Global Exposure ETF	2,638,054
63,757	iShares MSCI Sweden ETF	2,582,159
45,755	iShares MSCI Switzerland ETF	2,306,967
39,724	iShares MSCI Taiwan ETF	2,110,933
62,854	iShares MSCI Turkey ETF	2,626,040
122,988	iShares MSCI United Kingdom ETF	4,459,545
Total Exchange-Traded Funds (Cost $38,341,632)		$39,072,863
Total Investments — 98.5%
(Cost $38,341,632)		$39,072,863
Other Assets less Liabilities — 1.5%		597,081
Net Assets — 100.0%		$39,669,944

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International